Stockholders Deficiency - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2012	Feb. 28, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of Series A preferred stock, shares			1,100,251
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares				1,320,454
Convertible notes, principal and interest amount				$ 1,350,000
Adjustment to paid in capital, charge for stock based compensation attributable to options and warrants vested			297,247
Beneficial conversion feature of new debt			(1,200,433)	1,620,955
Advances received pre-merger (in shares)		46,000,000		10,000,000
Goodwill, Written off Related to Sale of Business Unit				10,000
Earnings Per Share, Basic				$ 0.06
Earnings Per Share, Diluted				$ 0.10
Stock Issued During Period, Shares, Issued for Services	300,000				692,092
Stock Issued During Period, Value, Issued for Services			240,000
Gross proceeds from issuance of private placement			3,450,337	1,722,100
Private Placement [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Issued for Cash			4,840,832
Warrant [Member]
Stockholders Equity Note [Line Items]
Series A preferred stock converted to common stock, shares			366,666
Adjustment to paid in capital, charge for stock based compensation attributable to options and warrants vested			212,780
Gross proceeds from issuance of private placement			220,000
AbTech Industries, Inc.
Stockholders Equity Note [Line Items]
Series A preferred stock converted to common stock, shares			206,667
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares			441,707
Number of convertible notes issued			4
Convertible notes issued by AbTech in 2006 and 2008, aggregate principal amount			280,000
AbTech Industries, Inc. | Promissory Notes
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares			368,227
Number of convertible notes issued			2
Convertible notes, principal and interest amount			220,936
AbTech Industries, Inc. | Secured Debt
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2009 , shares			2,913,266
Number of convertible notes issued			20
Convertible notes, principal and interest amount			$ 2,039,285